Long-Term Debt (Summary Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Aug. 14, 2013
Debt Instrument [Line Items]
6% senior notes due 2023 (net of unamortized discount)	$ 492,443	$ 491,578	$ 500,000
Unamortized Debt Issuance Expense	(4,193)	(6,197)
Total notes payable, net	488,250	485,381
Term loan due 2016 (effective rate of 3.71% at December 31, 2013)	0	70,000
Less current maturities	0	(14,000)
Total long-term debt	488,250	541,381
Unamortized discount	$ 7,557	$ 8,422
Effective rate		3.71%
6% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate	6.00%		6.00%